Cover Page	9 Months Ended
Jul. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31